Noncash Investing and Financing Activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flow Supplemental Disclosures [Line Items]
Acquisition of assets through asset exchange		$ 690	$ 150,000
Acquisition of assets through capital lease	$ 10,341